S-K 1603(a) SPAC Sponsor	Nov. 04, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Name	Florida limited liability company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Florida Revised Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Eric Newman is the manager of our sponsor, American Ventures Sponsor I LLC, and Mr. Newman has sole voting and investment discretion with respect to the securities held by the sponsor.